ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 17.4%
Auto Components 0.8%
WABCO Holdings	3,000,000	140,250
		140,250
Distributors 0.1%
LKQ Corporation (1)	760,000	26,456
		26,456
Hotels, Restaurants & Leisure 4.1%
Chipotle Mexican Grill, Class B (1)(2)	1,500,000	160,500
Gaylord Entertainment (1)	2,000,000	106,440
International Game Technology	5,000,000	215,500
P.F. Chang's China Bistro (1)	1,200,000	35,520
Panera Bread, Class A (1)	500,000	20,400
Pinnacle Entertainment (1)	2,000,000	54,460
The Cheesecake Factory (1)	2,590,000	60,787
Tim Hortons	2,400,000	83,640
		737,247
Household Durables 1.2%
Harman International	2,500,000	216,300
		216,300
Internet & Catalog Retail 2.3%
Amazon.com (1)	3,650,000	339,997
Expedia (1)	2,423,640	77,266
		417,263
Media 4.8%
Cablevision Systems, Class A (1)	3,000,000	104,820
Catalina Marketing (1)(2)	3,500,000	113,365
Clear Channel Outdoor, Class A (1)(2)	4,500,000	114,750
Discovery Holding, Series A (1)	5,750,000	165,888
DreamWorks Animation, Class A (1)	2,100,000	70,182
Lamar Advertising	3,750,000	183,637
XM Satellite Radio Holdings, Class A (1)	8,000,000	113,360
		866,002
Specialty Retail 3.9%
Advance Auto Parts	1,400,000	46,984
Bed Bath & Beyond (1)	3,000,000	102,360
Best Buy	2,000,000	92,040
CarMax (1)	5,100,000	103,683
O'Reilly Automotive (1)	4,000,000	133,640
PetSmart	5,000,000	159,500
Williams-Sonoma	1,900,000	61,978
		700,185
Textiles, Apparel & Luxury Goods 0.2%
Under Armour (1)	800,000	47,856
		47,856
Total Consumer Discretionary		3,151,559
CONSUMER STAPLES 1.4%
Beverages 0.2%
Cott (1)(2)	4,000,000	31,880
		31,880
Food & Staples Retailing 1.2%
Shoppers Drug Mart (CAD)	1,750,000	95,514
Whole Foods Market	2,500,000	122,400
		217,914
Total Consumer Staples		249,794
ENERGY 10.7%
Energy Equipment & Services 5.3%
BJ Services	6,250,000	165,938
Cameron International (1)	1,900,000	175,351
FMC Technologies (1)	4,000,000	230,640
Smith International	4,500,000	321,300
TETRA Technologies (1)	2,900,000	61,306
		954,535
Oil, Gas & Consumable Fuels 5.4%
CNX Gas (1)	3,250,000	93,502
CONSOL Energy	4,600,000	214,360
EOG Resources	3,000,000	216,990
Foundation Coal Holdings	1,500,000	58,800
Murphy Oil	2,000,000	139,780
Peabody Energy	2,000,000	95,740
XTO Energy	2,500,000	154,600
		973,772
Total Energy		1,928,307
FINANCIALS 4.9%
Capital Markets 2.2%
Affiliated Managers Group (1)	750,000	95,632
E*TRADE Financial (1)	750,000	9,795
Eaton Vance	3,750,000	149,850
Nuveen Investments	2,250,000	139,365
		394,642
Commercial Banks 0.2%
SVB Financial Group (1)	580,000	27,469
		27,469
Consumer Finance 0.5%
Discover Financial (1)	4,000,000	83,200
		83,200
Diversified Financial Services 0.3%
Interactive Brokers, Class A (1)(2)	2,200,000	57,772
		57,772
Insurance 1.7%
Assurant	2,000,000	107,000
Axis Capital Holdings	3,250,000	126,458
Principal Financial Group	1,300,000	82,017
		315,475

Total Financials		878,558
HEALTH CARE 14.9%
Biotechnology 4.0%
Alkermes (1)	4,000,000	73,600
Amylin Pharmaceuticals (1)	1,600,000	80,000
Cephalon (1)	2,616,300	191,147
Gilead Sciences (1)	750,000	30,652
Human Genome Sciences (1)	5,000,000	51,450
Medarex (1)	1,800,000	25,488
Myriad Genetics (1)	1,000,000	52,150
OSI Pharmaceuticals (1)	1,200,000	40,788
PDL Biopharma (1)	1,700,000	36,737
Theravance (1)	1,838,100	47,956
Vertex Pharmaceuticals (1)	2,600,000	99,866
		729,834
Health Care Equipment & Supplies 2.3%
C.R. Bard	1,150,000	101,419
Edwards Lifesciences (1)(2)	3,500,000	172,585
Gen-Probe (1)	1,600,000	106,528
ResMed (1)	1,000,000	42,870
		423,402
Health Care Providers & Services 3.6%
Community Health Systems (1)	3,000,000	94,320
Coventry Health Care (1)	1,000,000	62,210
DaVita (1)	900,000	56,862
Health Net (1)	1,250,000	67,562
Henry Schein (1)	1,400,000	85,176
Humana (1)	500,000	34,940
Manor Care (2)	3,850,000	247,940
		649,010
Health Care Technology 0.6%
Cerner (1)	1,650,000	98,687
		98,687
Life Sciences Tools & Services 1.0%
illumina (1)	1,500,000	77,820
Qiagen NV (1)	5,000,000	97,050
		174,870
Pharmaceuticals 3.4%
Barr Pharmaceuticals (1)	3,500,000	199,185
Elan, ADR (1)	7,500,000	157,800
Medicis Pharmaceutical, Class A	1,750,000	53,393
Mylan	2,500,000	39,900
Sepracor (1)	1,600,000	44,000
Valeant Pharmaceuticals (1)	4,500,000	69,660
Warner Chilcott (1)	3,050,000	54,198
		618,136

Total Health Care		2,693,939
INDUSTRIALS & BUSINESS SERVICES 14.7%
Aerospace & Defense 3.5%
Alliant Techsystems (1)(2)	1,750,000	191,275
Harris	2,850,000	164,701
Rockwell Collins	3,700,000	270,248
		626,224
Air Freight & Logistics 0.4%
UTi Worldwide	3,000,000	68,940
		68,940
Airlines 0.8%
Southwest Airlines	10,500,000	155,400
		155,400
Building Products 0.5%
American Standard	2,400,000	85,488
		85,488
Commercial Services & Supplies 2.1%
ChoicePoint (1)	1,000,000	37,920
Corporate Executive Board	600,000	44,544
IHS (1)	1,250,000	70,612
Manpower	2,100,000	135,135
Resources Connection	850,000	19,678
Robert Half International	2,300,000	68,678
		376,567
Construction & Engineering 0.5%
Quanta Services (1)	3,250,000	85,963
		85,963
Electrical Equipment 1.9%
AMETEK (2)	5,750,000	248,515
SunPower (1)(2)	1,200,000	99,384
		347,899
Industrial Conglomerates 1.9%
Roper Industries (2)	5,200,000	340,600
		340,600
Machinery 2.4%
Danaher	1,000,000	82,710
IDEX	2,000,000	72,780
ITT	1,900,000	129,067
Oshkosh Truck	2,500,000	154,925
		439,482
Trading Companies & Distributors 0.7%
Fastenal	2,300,000	104,443
MSC Industrial Direct	500,000	25,295
		129,738
Total Industrials & Business Services		2,656,301
INFORMATION TECHNOLOGY 25.0%
Communications Equipment 2.4%
ADTRAN	1,350,000	31,091
Ciena (1)	2,000,000	76,160
Comverse Technology (1)	2,000,000	39,600
Juniper Networks (1)	8,000,000	292,880
		439,731
Computers & Peripherals 1.5%
Avid Technology (1)(2)	2,200,000	59,576
Network Appliance (1)	1,000,000	26,910
Seagate Technology	7,000,000	179,060
		265,546
Electronic Equipment & Instruments 3.1%
Cogent (1)	2,065,500	32,387
Dolby Laboratories, Class A (1)	3,000,000	104,460
First Solar (1)	750,000	88,305
FLIR Systems (1)(2)	3,500,000	193,865
Jabil Circuit	6,000,000	137,040
		556,057
Internet Software & Services 2.9%
CNET Networks (1)(2)	8,750,000	65,188
Digital River (1)	1,500,000	67,125
Monster Worldwide (1)	3,750,000	127,725
VeriSign (1)	7,750,000	261,485
		521,523
IT Services 5.4%
Checkfree (1)	3,000,000	139,620
DST Systems (1)	3,000,000	257,430
Fiserv (1)	1,000,000	50,860
Global Payments	3,600,000	159,192
Iron Mountain (1)	4,500,000	137,160
Saic (1)(2)	9,000,000	172,710
Western Union	3,250,000	68,152
		985,124
Semiconductor & Semiconductor Equipment 5.5%
Altera	5,000,000	120,400
Fairchild Semiconductor, Class A (1)	3,000,000	56,040
Intersil, Class A	5,000,000	167,150
Marvell Technology Group (1)	8,000,000	130,960
Microchip Technology	3,100,000	112,592
ON Semiconductor (1)	7,750,000	97,340
PMC-Sierra (1)	10,000,000	83,900
Spansion, Class A (1)	2,750,000	23,237
Teradyne (1)	6,500,000	89,700
Xilinx	4,750,000	124,165
		1,005,484
Software 4.2%
Amdocs (1)	4,250,000	158,057
Autodesk (1)	1,500,000	74,955
Intuit (1)	2,500,000	75,750
Jack Henry & Associates	3,100,000	80,166
McAfee (1)	1,750,000	61,023
NAVTEQ (1)	1,500,000	116,955
Red Hat (1)	7,000,000	139,090
Salesforce.com (1)	1,000,000	51,320
		757,316

Total Information Technology		4,530,781
MATERIALS 1.2%
Metals & Mining 1.2%
Agnico-Eagle Mines	2,350,000	117,030
Teck Cominco, Class B	2,000,000	95,420
Total Materials		212,450
TELECOMMUNICATION SERVICES 5.6%
Wireless Telecommunication Services 5.6%
American Tower Systems, Class A (1)	4,800,000	208,992
Crown Castle International (1)	6,250,000	253,937
Leap Wireless International (1)	2,718,100	221,172
MetroPCS Communications (1)	3,600,000	98,208
Rogers Communications, Class B	4,000,000	182,120
SBA Communications (1)	1,500,000	52,920
Total Telecommunication Services		1,017,349

Total Common Stocks (Cost $11,409,292)		17,319,038
PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Internet Software & Services 0.0%
Bill Me Later (1)(3)	211,415	7,659
Total Preferred Stocks (Cost $7,659)		7,659
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Investment Fund, 4.41% (2)(4)	737,472,071	737,472
Total Short-Term Investments (Cost $737,472)		737,472
Total Investments in Securities
99.9% of Net Assets (Cost $12,154,423)		$18,064,169

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Restricted securities
(4)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
Alliant Techsystems	$ 31,139	$ -	$ -	$ 191,275	$ *
AMETEK	-	-	1,035	248,515	183,080
Avid Technology	1,711	2,858	-	59,576	83,835
CACI International
Class A	-	81,324	-	-	98,875
Catalina Marketing	3,024	-	-	113,365	93,500
Cephalon	-	-	-	**	211,230
Chipotle Mexican
Grill, Class B	86,638	-	-	160,500	-
Clear Channel
Outdoor, Class A	61,503	-	-	114,750	61,681
CNET Networks	2,085	-	-	65,188	77,265
Cott	2,573	-	-	31,880	54,951
Edwards Lifesciences	23,401	88,759	-	172,585	142,061
FLIR Systems	-	2,724	-	193,865	114,588
Interactive Brokers
Class A	63,364	-	-	57,772	-
Manor Care	-	-	1,963	247,940	180,642
Moneygram
International	-	-	-	-	86,240
PMC-Sierra	-	-	-	**	67,100
Roper Industries	-	-	1,014	340,600	261,248
Saic	127,538	-	-	172,710	*
SunPower	1,186	1,186	-	99,384	44,604
Government Reserve
Invetment Fund
4.41%	¤	¤	25,645	737,472	498,253
Totals			$ 29,657	$ 3,007,377	$ 2,259,153

‡	Includes dividend income of $29,657 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2006.
**	The issuer was not considered an affiliated company at September 30, 2007.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $7,660 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Bill Me Later	8/16/07	$7,660
Totals		$7,660

The fund has registration rights for certain restricted securities held as of September 30,
2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $12,154,423,000. Net unrealized gain aggregated $5,909,772,000 at period-end, of which $6,316,136,000 related to appreciated investments and $406,364,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended September 30, 2007, total realized gain on all affiliated companies was $30,550,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007